United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-7115

                      (Investment Company Act File Number)


                       Federated Total Return Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05
                                                 --------


                 Date of Reporting Period: Quarter ended 2/28/05
                                           ---------------------




Item 1.     Schedule of Investments




Federated Total Return Bond Fund
Portfolio of Investments
February 28, 2005 (unaudited)

      Principal
      Amount or
      Shares                                                                        Value


                           Corporate Bonds--30.7%
                           Basic Industry - Chemicals--0.1%
$     1,380,000            Albemarle Corp., Sr. Note, 5.100%,
                           2/1/2015                                             $   1,370,888
      300,000              Sherwin-Williams Co., Sr. Note,
                           6.850%, 2/1/2007                                         314,952
                           Total                                                    1,685,840
                           Basic Industry - Metals &
                           Mining--0.3%
      2,000,000            BHP Finance (USA), Inc., Unsecd.
                           Note, 6.690%, 3/1/2006                                   2,065,260
      1,000,000            Inco Ltd., 5.70%, 10/15/2015                             1,037,441
      1,400,000            Thiokol Corp., Sr. Note, 6.625%,
                           3/1/2008                                                 1,491,896
                           Total                                                    4,594,597
                           Basic Industry - Paper--0.8%
      830,000              International Paper Co., 5.500%,
                           1/15/2014                                                861,673
      2,650,000            Louisiana-Pacific Corp., 8.875%,
                           8/15/2010                                                3,117,643
      380,000              Westvaco Corp., 7.650%, 3/15/2027                        435,628
      3,000,000            Westvaco Corp., Sr. Deb., 7.500%,
                           6/15/2027                                                3,404,850
      2,000,000            Weyerhaeuser Co., Deb., 7.375%,
                           3/15/2032                                                2,419,520
      210,000              Weyerhaeuser Co., Note, 5.500%,
                           3/15/2005                                                210,244
      1,200,000            Weyerhaeuser Co., Note, 6.750%,
                           3/15/2012                                                1,343,520
                           Total                                                    11,793,078
                           Capital Goods - Aerospace &
                           Defense--0.6%
      100,000              Boeing Capital Corp., Sr. Note,
                           Series XI, 4.642%, 11/15/2009                            100,519
      2,500,000            Boeing Co., Note, 5.125%, 2/15/2013                      2,562,750
      800,000              Raytheon Co., Deb., 7.200%,
                           8/15/2027                                                961,806
      1,417,000            Raytheon Co., Note, 6.750%,
                           8/15/2007                                                1,502,058
      3,200,000            Raytheon Co., Unsecd. Note, 5.375%,
                           4/1/2013                                                 3,314,022
                           Total                                                    8,441,155
                           Capital Goods - Building
                           Materials--0.2%
      2,476,000            Masco Corp., Note, 6.750%, 3/15/2006                     2,551,394
                           Capital Goods - Construction
                           Machinery--0.2%
      50,000               Caterpillar, Inc., Deb., 9.375%,
                           3/15/2021                                                71,224
      2,500,000            John Deere Capital Corp., Bond,
                           5.100%, 1/15/2013                                        2,572,975
      100,000              John Deere Capital Corp., Sr. Note,
                           Series D, 3.393%, 12/18/2009                             99,969
                           Total                                                    2,744,168
                           Capital Goods - Diversified
                           Manufacturing--0.7%
      2,500,000            General Electric Co., Note, 5.000%,
                           2/1/2013                                                 2,545,375
      2,000,000   (1)(,)(2) Hutchison Whampoa International
                           Ltd., 7.450%, 11/24/2033                                 2,323,180
      200,000              Textron Financial Corp., Note,
                           Series E, 4.138%, 12/1/2007                              201,676
      2,450,000   (1)(,)(2) Tyco International Group SA ,
                           Note, 4.436%, 6/15/2007                                  2,461,091
      1,100,000            Tyco International Group, Company
                           Guarantee, 6.875%, 1/15/2029                             1,269,719
      1,000,000            Tyco International Group, Note,
                           5.800%, 8/1/2006                                         1,026,480
                           Total                                                    9,827,521
                           Capital Goods - Environmental--0.3%
      1,300,000            Waste Management Inc., Sr. Note,
                           7.125%, 10/1/2007                                        1,393,379
      2,048,000            Waste Management, Inc., Deb.,
                           8.750%, 5/1/2018                                         2,294,211
                           Total                                                    3,687,590
                           Communications - Media & Cable--1.3%
      3,100,000            Comcast Corp., 6.375%, 1/30/2006                         3,175,020
      1,750,000            Continental Cablevision, Sr. Deb.,
                           8.875%, 9/15/2005                                        1,800,732
      2,480,000            Continental Cablevision, Sr. Deb.,
                           9.500%, 8/1/2013                                         2,652,980
      3,000,000            Continental Cablevision, Sr. Note,
                           8.300%, 5/15/2006                                        3,156,060
      1,710,000   (1,2)     Cox Communications, Inc., 4.625%,
                           1/15/2010                                                1,691,467
      1,850,000   (1,2)     Cox Communications, Inc., 5.450%,
                           12/15/2014                                               1,856,096
      3,150,000            Grupo Televisa S.A., Note, 8.000%,
                           9/13/2011                                                3,669,750
      850,000              Lenfest Communications, Inc., Sr.
                           Note, 8.375%, 11/1/2005                                  881,033
                           Total                                                    18,883,138
                           Communications - Media
                           Noncable--0.8%
      1,700,000            British Sky Broadcasting Group PLC,
                           8.200%, 7/15/2009                                        1,935,875
      3,000,000            Clear Channel Communications, Inc.,
                           6.000%, 11/1/2006                                        3,087,858
      500,000              New York Times Co., Unsecd. Note,
                           7.625%, 3/15/2005                                        500,950
      230,000              News America Holdings, Inc.,
                           Company Guarantee, 8.000%,
                           10/17/2016                                               279,134
      2,160,000            Reed Elsevier, Inc., Company
                           Guarantee, 6.125%, 8/1/2006                              2,229,142
      2,546,000            Univision Communications, Inc.,
                           7.850%, 7/15/2011                                        2,975,826
                           Total                                                    11,008,785
                           Communications - Telecom
                           Wireless--0.8%
      500,000              AT&T Wireless Services, Inc.,
                           8.750%, 3/1/2031                                         682,644
      1,350,000            AT&T Wireless Services, Inc., Sr.
                           Note, 7.350%, 3/1/2006                                   1,395,939
      5,000,000            Sprint Capital Corp., 7.125%,
                           1/30/2006                                                5,145,320
      3,000,000            Sprint Capital Corp., Company
                           Guarantee, 8.750%, 3/15/2032                             4,040,385
                           Total                                                    11,264,288
                           Communications - Telecom
                           Wirelines--1.4%
      250,000              Alltel Corp., Sr. Note, 7.500%,
                           3/1/2006                                                 258,795
      1,400,000            BellSouth Corp., 5.200%, 9/15/2014                       1,423,086
      2,720,000            Citizens Communications Co.,
                           9.000%, 8/15/2031                                        3,131,400
      100,000              Citizens Utilities Co., Deb.,
                           7.600%, 6/1/2006                                         104,500
      1,000,000            Deutsche Telekom International
                           Finance BV, 5.250%, 7/22/2013                            1,022,360
      100,000              GTE California, Inc., Deb., 6.700%,
                           9/1/2009                                                 107,738
      125,000              GTE California, Inc., Deb., Series
                           G, 5.500%, 1/15/2009                                     128,410
      100,000              GTE North, Inc., Deb., 5.650%,
                           11/15/2008                                               103,431
      100,000              GTE Northwest, Inc., Deb., Series
                           D, 5.550%, 10/15/2008                                    103,034
      100,000              GTE South, Inc., Deb., 6.000%,
                           2/15/2008                                                103,963
      600,000              GTE South, Inc., Deb., 6.125%,
                           6/15/2007                                                626,460
      100,000              GTE South, Inc., Deb., Series MBIA,
                           6.125%, 6/15/2007                                        104,410
      1,600,000            SBC Communications, Inc., 5.100%,
                           9/15/2014                                                1,602,384
      200,000              Southwestern Bell Telephone Co.,
                           Deb., 7.200%, 10/15/2026                                 210,568
      8,410,000            Telecom de Puerto Rico, Note,
                           6.650%, 5/15/2006                                        8,640,518
      2,220,000            Telefonos de Mexico, Note, 4.500%,
                           11/19/2008                                               2,222,411
                           Total                                                    19,893,468
                           Consumer Cyclical - Automotive--3.9%
      1,850,000            DaimlerChrysler North America
                           Holding Corp., 6.500%, 11/15/2013                        2,001,367
      50,000               DaimlerChrysler North America
                           Holding Corp., Company Guarantee,
                           Series NOT1, 6.200%, 7/17/2006                           51,094
      3,000,000            DaimlerChrysler North America
                           Holding Corp., Note, 4.750%,
                           1/15/2008                                                3,025,650
      100,000              Ford Holdings, Inc., Deb., 9.300%,
                           3/1/2030                                                 112,719
      200,000              Ford Motor Co., Deb., 6.500%,
                           8/1/2018                                                 194,162
      200,000              Ford Motor Co., Deb., 8.900%,
                           1/15/2032                                                217,729
      600,000              Ford Motor Co., Note, 7.250%,
                           10/1/2008                                                629,573
      500,000              Ford Motor Credit Co., Note,
                           6.125%, 1/9/2006                                         508,216
      250,000              Ford Motor Credit Co., Note,
                           6.200%, 1/23/2008                                        248,959
      12,000,000           Ford Motor Credit Co., Note,
                           6.500%, 1/25/2007                                        12,368,352
      200,000              Ford Motor Credit Co., Note,
                           7.375%, 10/28/2009                                       209,887
      2,500,000            Ford Motor Credit Co., Note,
                           7.875%, 6/15/2010                                        2,671,632
      400,000              Ford Motor Credit Co., Sr. Note,
                           5.800%, 1/12/2009                                        399,925
      500,000              Ford Motor Credit Co., Unsecd.
                           Note, 6.750%, 5/15/2005                                  503,219
      200,000              Ford Motor Credit Co., Unsecd.
                           Note, 7.375%, 2/1/2011                                   209,513
      1,100,000            General Motors Acceptance Corp.,
                           4.500%, 7/15/2006                                        1,098,760
      5,000,000            General Motors Acceptance Corp.,
                           6.125%, 8/28/2007                                        5,094,615
      1,000,000            General Motors Acceptance Corp.,
                           6.625%, 10/15/2005                                       1,015,756
      2,000,000            General Motors Acceptance Corp.,
                           6.875%, 8/28/2012                                        1,967,328
      1,000,000            General Motors Acceptance Corp.,
                           7.500%, 7/15/2005                                        1,013,964
      400,000              General Motors Acceptance Corp.,
                           Bond, 6.150%, 4/5/2007                                   407,780
      200,000              General Motors Acceptance Corp.,
                           Deb., 6.000%, 4/1/2011                                   192,033
      9,950,000            General Motors Acceptance Corp.,
                           Note, 6.750%, 1/15/2006                                  10,155,955
      2,000,000            General Motors Corp., Note, 7.200%,
                           1/15/2011                                                1,988,202
      5,500,000            General Motors Corp., Note, 8.375%,
                           7/15/2033                                                5,417,126
      1,000,000            General Motors Corp., Sr. Note,
                           6.375%, 5/1/2008                                         999,486
      1,995,000            General Motors Corp., Unsecd. Note,
                           7.100%, 3/15/2006                                        2,013,462
                           Total                                                    54,716,464
                           Consumer Cyclical -
                           Entertainment--0.8%
      1,500,000            AOL Time Warner, Inc., Bond,
                           7.625%, 4/15/2031                                        1,836,585
      3,000,000            AOL Time Warner, Inc., Note,
                           6.875%, 5/1/2012                                         3,365,310
      230,000              International Speedway Corp.,
                           4.200%, 4/15/2009                                        225,857
      1,170,000            International Speedway Corp.,
                           5.400%, 4/15/2014                                        1,191,424
      1,250,000            Time Warner, Inc., Deb., 8.110%,
                           8/15/2006                                                1,322,887
      2,550,000            Walt Disney Co., Bond, Series B,
                           6.750%, 3/30/2006                                        2,628,438
      200,000              Walt Disney Co., Sr. Note, 5.620%,
                           12/1/2008                                                202,260
                           Total                                                    10,772,761
                           Consumer Cyclical - Retailers--0.2%
      897,451     (1,2)     CVS Corp., Pass Thru Cert.,
                           5.298%, 1/11/2027                                        892,372
      900,000              Lowe's Cos., Inc., Sr. Note,
                           6.375%, 12/15/2005                                       919,044
      1,200,000            Neiman-Marcus Group, Inc., Sr.
                           Deb., 7.125%, 6/1/2028                                   1,385,448
                           Total                                                    3,196,864
                           Consumer Cyclical - Services--0.2%
      2,100,000            Boston University, 7.625%, 7/15/2097                     2,503,164
                           Consumer Cyclical - Textile--0.0%
      60,000               V.F. Corp., Note, 8.500%, 10/1/2010                      70,978
                           Consumer Non-Cyclical
                           Food/Beverage--0.7%
      850,000              Diageo Finance BV, Unsecd. Note,
                           3.000%, 12/15/2006                                       837,377
      100,000              General Foods Co., Deb., 7.000%,
                           6/15/2011                                                100,155
      1,200,000            General Mills, Inc., Unsecd. Note,
                           2.625%, 10/24/2006                                       1,176,336
      3,500,000            Kellogg Co., 7.450%, 4/1/2031                            4,458,545
      2,000,000            Kraft Foods, Inc., 5.625%, 11/1/2011                     2,109,080
      150,000              Ralston Purina Co., Deb., 7.875%,
                           6/15/2025                                                197,008
      200,000              Ralston Purina Co., Deb., 8.125%,
                           2/1/2023                                                 264,032
                           Total                                                    9,142,533
                           Consumer Non-Cyclical
                           Healthcare--0.2%
      1,000,000            Baxter International, Inc., Note,
                           7.125%, 2/1/2007                                         1,053,870
      800,000              Boston Scientific Corp., 5.450%,
                           6/15/2014                                                825,216
      1,500,000            UnitedHealth Group, Inc., 7.500%,
                           11/15/2005                                               1,539,360
                           Total                                                    3,418,446
                           Consumer Non-Cyclical
                           Pharmaceuticals--0.3%
      400,000              Lilly (Eli) & Co., Unsecd. Note,
                           6.570%, 1/1/2016                                         454,016
      50,000               Merck & Co., Inc., Note, 5.250%,
                           7/1/2006                                                 50,915
      100,000              Merck & Co., Inc., Sr. Deb.,
                           6.400%, 3/1/2028                                         110,768
      215,000,000          Pfizer, Inc., Bond, Series INTL,
                           0.800%, 3/18/2008                                        2,079,322
      670,000              Pharmacia Corp., Sr. Deb., 6.500%,
                           12/1/2018                                                766,473
      1,400,000            Wyeth, Unsecd. Note, 5.500%,
                           2/1/2014                                                 1,450,596
                           Total                                                    4,912,090
                           Consumer Non-Cyclical Tobacco--0.3%
      885,000              Altria Group, Inc., 5.625%,
                           11/4/2008                                                915,931
      2,500,000            Altria Group, Inc., Sr. Note,
                           7.200%, 2/1/2007                                         2,641,850
      900,000              Philip Morris Cos., Inc., Note,
                           6.375%, 2/1/2006                                         920,214
                           Total                                                    4,477,995
                           Energy - Independent--0.4%
      750,000              Anadarko Petroleum Corp., Unsecd.
                           Note, 7.000%, 10/15/2006                                 786,810
      1,940,000            Canadian Natural Resources Ltd.,
                           4.900%, 12/1/2014                                        1,908,863
      100,000              Enron Oil & Gas Co., Note, 6.000%,
                           12/15/2008                                               105,470
      1,000,000            Norcen Energy Resources, Inc.,
                           Deb., 7.375%, 5/15/2006                                  1,040,560
      150,000              Questar Corp., Sr. Note, Series
                           MTNA, 6.000%, 10/6/2008                                  157,289
      2,106,800   (1,2)     Ras Laffan Liquified Natural Gas,
                           3.437%, 9/15/2009                                        2,022,486
                           Total                                                    6,021,478
                           Energy - Integrated--1.6%
      100,000              BP PLC, Deb., 8.750%, 3/1/2032                           145,648
      50,000               ChevronTexaco Corp., 5.700%,
                           12/1/2008                                                50,734
      4,150,000            Conoco, Inc., 7.250%, 10/15/2031                         5,236,346
      5,670,000            Husky Oil Ltd., Company Guarantee,
                           8.900%, 8/15/2028                                        6,367,484
      4,118,000            Husky Oil Ltd., Deb., 7.550%,
                           11/15/2016                                               4,760,408
      3,100,000            Petro-Canada, Bond, 5.350%,
                           7/15/2033                                                2,935,452
      1,350,000            Petro-Canada, Note, 5.000%,
                           11/15/2014                                               1,336,608
      1,200,000   (1,2)     Statoil ASA, 5.125%, 4/30/2014                          1,220,568
                           Total                                                    22,053,248
                           Energy - Refining--0.4%
      2,725,000            Valero Energy Corp., 7.500%,
                           4/15/2032                                                3,369,163
      1,830,000            Valero Energy Corp., Note, 4.750%,
                           4/1/2014                                                 1,786,629
                           Total                                                    5,155,792
                           Financial Institution -
                           Banking--4.3%
      1,000,000            ABN AMRO Bank NV, Chicago, Sub.,
                           7.550%, 6/28/2006                                        1,046,370
      3,100,000            Astoria Financial Corp., Note,
                           5.750%, 10/15/2012                                       3,191,825
      50,000               BankBoston NA, Sub. Note, 6.500%,
                           12/19/2007                                               53,049
      366,000              Chase Manhattan Corp., 7.250%,
                           6/1/2007                                                 390,873
      250,000              Chase Manhattan Corp., Sub. Deb.,
                           7.875%, 7/15/2006                                        263,560
      775,000              Citicorp, Sub. Note, 7.000%,
                           7/1/2007                                                 825,011
      1,500,000            Citicorp, Sub. Note, 7.125%,
                           9/1/2005                                                 1,528,515
      100,000              City National Bank, Sub. Note,
                           6.375%, 1/15/2008                                        106,327
      1,415,000            Corp Andina De Fomento, Bond,
                           7.375%, 1/18/2011                                        1,604,553
      2,000,000            Credit Suisse First Boston USA,
                           Inc., 5.125%, 1/15/2014                                  2,028,820
      150,000              Credit Suisse First Boston USA,
                           Inc., Note, 6.125%, 11/15/2011                           162,399
      1,000,000            Credit Suisse First Boston USA,
                           Inc., Unsecd. Note, 5.500%,
                           8/15/2013                                                1,045,920
      400,000              Donaldson, Lufkin and Jenrette,
                           Inc., Note, 6.875%, 11/1/2005                            408,580
      100,000              Donaldson, Lufkin and Jenrette,
                           Inc., Note, Series MTN, 6.900%,
                           10/1/2007                                                106,621
      100,000              Donaldson, Lufkin and Jenrette,
                           Inc., Sr. Note, 6.500%, 6/1/2008                         106,978
      4,460,000            FirstBank Puerto Rico, Sub. Note,
                           7.625%, 12/20/2005                                       4,530,227
      4,000,000            Household Finance Corp., 7.000%,
                           5/15/2012                                                4,527,080
      500,000              Household Finance Corp., Note,
                           7.250%, 5/15/2006                                        520,575
      50,000               Household Finance Corp., Note,
                           8.000%, 5/9/2005                                         50,457
      100,000              Household Finance Corp., Sr. Note,
                           Series NOT1, 5.750%, 5/15/2007                           103,229
      100,000              Household Finance Corp., Sr. Note,
                           Series NOTZ, 5.500%, 1/15/2007                           102,433
      75,000               Household Finance Corp., Sr. Note,
                           Series NOTZ, 5.600%, 7/15/2005                           75,574
      50,000               Household Finance Corp., Sr. Note,
                           Series NOTZ, 5.750%, 9/15/2007                           51,683
      50,000               Household Finance Corp., Sr. Note,
                           Series NOTZ, 6.400%, 9/15/2009                           53,327
      150,000              Household Finance Corp., Sr. Note,
                           Series NOTZ, 6.700%, 9/15/2009                           161,795
      300,000              Household Finance Corp., Sr.
                           Unsecd. Note, 7.200%, 7/15/2006                          313,560
      500,000              Household Finance Corp., Unsecd.
                           Note, 5.750%, 1/30/2007                                  517,015
      1,000,000            Hudson United Bancorp, 7.000%,
                           5/15/2012                                                1,106,059
      2,500,000            J.P. Morgan Chase & Co., 5.750%,
                           1/2/2013                                                 2,634,675
      500,000              J.P. Morgan Chase & Co., Note,
                           7.600%, 5/1/2007                                         536,585
      25,000               J.P. Morgan Chase & Co., Sub. Note,
                           6.125%, 10/15/2008                                       26,554
      100,000              JPM Capital Trust I, Company
                           Guarantee, 7.540%, 1/15/2027                             107,373
      275,000              Mellon Bank NA, Pittsburgh, Sub.
                           Note, 6.500%, 8/1/2005                                   278,435
      1,000,000            Mercantile Bancorporation, Inc.,
                           Sub. Note, 7.300%, 6/15/2007                             1,075,130
      2,000,000            Northern Trust Corp., 4.600%,
                           2/1/2013                                                 1,974,980
      320,000,000          OEK Oest. Kontrollbank, Gilt,
                           1.800%, 3/22/2010                                        3,239,946
      3,000,000            PNC Funding Corp., Sub. Note,
                           7.500%, 11/1/2009                                        3,368,760
      1,433,333   (1,2)     Regional Diversified Funding,
                           9.250%, 3/15/2030                                        1,725,647
      1,700,000            Regions Financial Corp., 4.375%,
                           12/1/2010                                                1,676,013
      500,000              SouthTrust Bank, Sub. Note, 7.000%,
                           11/15/2008                                               549,050
      300,000              Standard Federal Bank, N.A., Sub.
                           Note, Series MTN, 7.750%, 7/17/2006                      315,141
      300,000              Summit Capital Trust I, Bond,
                           8.400%, 3/15/2027                                        340,131
      470,000     (1,2)     Swedbank, Sub., 7.500%, 11/29/2049                      495,348
      2,180,000            U.S. Bank, NA, Sub. Note, 4.950%,
                           10/30/2014                                               2,189,701
      1,000,000            Wachovia Bank N.A., 4.800%,
                           11/1/2014                                                989,260
      2,300,000            Wachovia Bank N.A., Sub. Note,
                           4.875%, 2/1/2015                                         2,282,819
      300,000              Wachovia Corp., Note, 7.550%,
                           8/18/2005                                                305,970
      2,000,000            Washington Mutual Bank FA, Note,
                           4.000%, 1/15/2009                                        1,972,600
      4,730,000            Washington Mutual Bank FA, Sub.
                           Note, 6.875%, 6/15/2011                                  5,285,964
      4,000,000            Washington Mutual Finance Corp.,
                           Sr. Note, 8.250%, 6/15/2005                              4,058,920
                           Total                                                    60,411,417
                           Financial Institution -
                           Brokerage--1.7%
      3,010,000   (1,2)     Amvescap PLC, 4.500%, 12/15/2009                        2,946,880
      30,000               Associates Corp. of North America,
                           Sr. Note, 6.250%, 11/1/2008                              32,045
      250,000              Bear Stearns Cos., Inc., Sr. Note,
                           7.000%, 3/1/2007                                         263,723
      500,000              Citigroup Global Markets Inc.,
                           Note, 6.875%, 6/15/2005                                  505,430
      2,645,000   (1,2)     FMR Corp., Bond, 7.570%, 6/15/2029                      3,308,578
      750,000              Franklin Resources, Inc., 3.700%,
                           4/15/2008                                                737,550
      2,500,000            Goldman Sachs Group, Inc., 6.125%,
                           2/15/2033                                                2,661,025
      1,500,000            Goldman Sachs Group, Inc., Note,
                           5.250%, 10/15/2013                                       1,531,050
      850,000              Goldman Sachs Group, Inc., Note,
                           Series MTNB, 7.350%, 10/1/2009                           952,978
      1,290,000            Lehman Brothers Holdings, Inc.,
                           7.500%, 9/1/2006                                         1,358,834
      100,000              Lehman Brothers Holdings, Inc.,
                           Note, 6.625%, 2/5/2006                                   102,728
      400,000              Lehman Brothers Holdings, Inc.,
                           Note, 8.250%, 6/15/2007                                  435,884
      1,750,000            Lehman Brothers Holdings, Inc.,
                           Note, 8.500%, 8/1/2015                                   2,194,553
      325,000              Lehman Brothers, Inc., Sr. Sub.
                           Note, 7.375%, 1/15/2007                                  345,001
      2,500,000            Merrill Lynch & Co., Inc., Note,
                           6.375%, 10/15/2008                                       2,679,025
      200,000              Merrill Lynch & Co., Inc., Note,
                           Series MLNP, 2.843%, 9/27/2005                           200,098
      200,000              Merrill Lynch & Co., Inc., Sr.
                           Unsub., Series MLNP, 4.050%,
                           9/29/2010                                                194,156
      250,000              Morgan Stanley Group, Inc., 5.300%,
                           3/1/2013                                                 257,553
      550,000              Morgan Stanley, Unsub., 6.100%,
                           4/15/2006                                                565,059
      2,250,000            Waddell & Reed Financial, Inc.,
                           7.500%, 1/18/2006                                        2,323,080
                           Total                                                    23,595,230
                           Financial Institution - Finance
                           Noncaptive--1.6%
      1,760,000   (1,2)     Berkshire Hathaway, Inc., 4.850%,
                           1/15/2015                                                1,748,877
      50,000               CIT Group, Inc., Note, 7.250%,
                           8/15/2005                                                50,899
      150,000              CIT Group, Inc., Note, 7.625%,
                           8/16/2005                                                153,012
      115,000              CIT Group, Inc., Sr. Note, 5.750%,
                           9/25/2007                                                119,478
      50,000               CIT Group, Inc., Sr. Note, Series
                           NOTZ, 4.650%, 2/15/2008                                  50,377
      50,000               CIT Group, Inc., Sr. Note, Series
                           NOTZ, 6.050%, 5/15/2013                                  50,287
      75,000               CIT Group, Inc., Sr. Note, Series
                           NOTZ, 6.200%, 2/15/2013                                  75,944
      3,850,000            Capital One Financial Corp., Note,
                           7.125%, 8/1/2008                                         4,153,780
      50,000               General Electric Capital Corp.,
                           5.350%, 3/30/2006                                        50,986
      240,000              General Electric Capital Corp.,
                           Note, Series A, 2.838%, 5/30/2008                        239,258
      230,000              General Electric Capital Corp.,
                           Note, Series A, 2.843%, 6/11/2008                        230,161
      150,000              General Electric Capital Corp.,
                           Note, Series A, 3.369%, 2/20/2009                        150,372
      125,000,000          General Electric Capital Corp., Sr.
                           Unsub., 0.100%, 12/20/2005                               1,195,536
      1,000,000            General Electric Capital Corp.,
                           Unsecd. Note, Series MTNA, 3.250%,
                           4/15/2013                                                994,750
      150,000              International Lease Finance Corp.,
                           Note, Series M, 5.800%, 8/15/2007                        155,249
      300,000,000          KFW International Finance, 1.750%,
                           3/23/2010                                                3,030,562
      6,000,000            MBNA America Bank, NA, Sr. Note,
                           Series BKNT, 6.500%, 6/20/2006                           6,196,740
      3,340,000            SLM Corp., Floating Rate Note,
                           3.669%, 12/15/2014                                       3,331,650
      743,000              Susa Partnership LP, Deb., 7.500%,
                           12/1/2027                                                929,159
                           Total                                                    22,907,077
                           Financial Institution - Insurance -
                           Life--0.8%
      3,600,000            AXA-UAP, Sub. Note, 8.600%,
                           12/15/2030                                               4,862,844
      75,000               CIGNA Corp., Note, 7.400%, 5/15/2007                     79,822
      850,000              Delphi Financial Group, Inc.,
                           9.310%, 3/25/2027                                        952,000
      100,000              John Hancock Life Insurance Co.,
                           Sr. Unsub., Series SIGN, 3.000%,
                           10/15/2011                                               99,614
      360,000     (1,2)     Life Re Capital Trust I, Company
                           Guarantee, 8.720%, 6/15/2027                             399,748
      3,000,000   (1,2)     Pacific LifeCorp., Bond, 6.600%,
                           9/15/2033                                                3,376,560
      1,000,000   (1,2)     Reinsurance Group of America, Sr.
                           Note, 7.250%, 4/1/2006                                   1,035,290
                           Total                                                    10,805,878
                           Financial Institution - Insurance -
                           P&C--0.5%
      400,000              Allstate Corp., Sr. Note, 7.875%,
                           5/1/2005                                                 403,128
      6,000,000   (1,2)     MBIA Global Funding LLC, 2.875%,
                           11/30/2006                                               5,893,560
      1,000,000   (1,2)     Oil Insurance Ltd., Sub. Deb.,
                           5.150%, 8/15/2033                                        1,009,870
      250,000              USF&G Corp., Company Guarantee,
                           8.470%, 1/10/2027                                        277,789
                           Total                                                    7,584,347
                           Foreign-Local-Government--0.3%
      900,000              Ontario, Province of, 4.375%,
                           2/15/2013                                                896,589
      290,000,000          Ontario, Province of, Note, Series
                           EMTN, 1.875%, 1/25/2010                                  2,943,275
      1,000,000            Quebec, Province of, 5.500%,
                           4/11/2006                                                1,021,120
                           Total                                                    4,860,984
                           Sovereign--0.7%
      400,000,000          Inter-American Development Bank,
                           1.900%, 7/8/2009                                         4,065,812
      3,880,000            KFW-Kredit Wiederaufbau, 2.700%,
                           3/1/2007                                                 3,793,476
      1,500,000            United Mexican States, 6.625%,
                           3/3/2015                                                 1,611,000
                           Total                                                    9,470,288
                           State/Provincial--0.1%
      1,400,000            New South Wales, State of, Local
                           Gov't. Guarantee, 6.500%, 5/1/2006                       1,120,610
                           Technology--1.2%
      4,000,000            Dell Computer Corp., Deb., 7.100%,
                           4/15/2028                                                4,881,680
      3,000,000            Deluxe Corp., 3.500%, 10/1/2007                          2,935,950
      400,000              First Data Corp., Medium Term Note,
                           Series MTND, 6.375%, 12/15/2007                          422,736
      500,000              Hewlett-Packard Co., Note, 5.750%,
                           12/15/2006                                               515,940
      2,500,000            Hewlett-Packard Co., Note, 6.500%,
                           7/1/2012                                                 2,774,175
      500,000              IBM Corp., 4.875%, 10/1/2006                             509,030
      1,150,000            IBM Corp., Deb., 8.375%, 11/1/2019                       1,499,370
      100,000              Texas Instruments, Inc., Note,
                           8.750%, 4/1/2007                                         108,672
      2,750,000            Unisys Corp., 8.125%, 6/1/2006                           2,884,063
                           Total                                                    16,531,616
                           Transportation - Airlines--0.3%
      1,212,251            Northwest Airlines Corp., 7.935%,
                           4/1/2019                                                 1,330,445
      658,568              Northwest Airlines Corp., Equip.
                           Trust, 8.072%, 10/1/2019                                 737,662
      1,800,000            Southwest Airlines Co., 6.500%,
                           3/1/2012                                                 1,953,090
                           Total                                                    4,021,197
                           Transportation - Railroads--0.5%
      1,730,000            Burlington Northern Santa Fe Corp.,
                           4.875%, 1/15/2015                                        1,716,627
      2,030,000            Burlington Northern, Inc., Mtg.
                           Bond, 9.250%, 10/1/2006                                  2,187,325
      1,850,000            Canadian Pacific RR, 7.125%,
                           10/15/2031                                               2,247,898
      1,560,000            Union Pacific Corp., 4.875%,
                           1/15/2015                                                1,535,087
                           Total                                                    7,686,937
                           Transportation - Services--0.1%
      650,000              Hertz Corp., 8.250%, 6/1/2005                            657,820
      550,000              Hertz Corp., Note, 7.625%, 8/15/2007                     578,524
      500,000              Hertz Corp., Sr. Note, 6.375%,
                           10/15/2005                                               505,071
                           Total                                                    1,741,415
                           Utility - Electric--2.1%
      800,000              Alabama Power Co., 2.800%, 12/1/2006                     785,840
      2,500,000            Alabama Power Co., 5.700%, 2/15/2033                     2,632,200
      1,000,000            Alabama Power Co., Sr. Note, Series
                           L, 7.125%, 10/1/2007                                     1,072,590
      3,000,000            American Electric Power Co., Inc.,
                           Note, 6.125%, 5/15/2006                                  3,082,800
      250,000              Enersis S.A., Note, 7.400%,
                           12/1/2016                                                271,918
      1,000,000    (1)      FirstEnergy Corp., 5.500%,
                           11/15/2006                                               1,022,648
      2,450,000            FirstEnergy Corp., 7.375%,
                           11/15/2031                                               2,887,222
      100,000              Kansas Gas and Electric Co., 1st
                           Mtg. Bond, Series AMBC, 6.500%,
                           8/1/2005                                                 100,732
      1,730,000            MidAmerican Energy Co., 4.650%,
                           10/1/2014                                                1,701,074
      600,000              MidAmerican Energy Co., Note,
                           Series MTN, 6.375%, 6/15/2006                            618,846
      2,050,000            Oncor, Inc., Deb., 7.000%, 9/1/2022                      2,366,973
      3,000,000            PSEG Power LLC, Company Guarantee,
                           7.750%, 4/15/2011                                        3,474,150
      710,000              Pacific Gas & Electric Co., 6.050%,
                           3/1/2034                                                 752,124
      3,050,000            Pacific Gas & Electric Co., Unsecd.
                           Note, 4.200%, 3/1/2011                                   2,970,578
      300,000              Potomac Electric Power Co., 1st
                           Mtg. Bond, 6.250%, 10/15/2007                            315,963
      1,000,000            Progress Energy Carolinas, Inc.,
                           1st Mtg. Bond, 6.800%, 8/15/2007                         1,061,550
      1,050,000            Public Service Electric & Gas Co.,
                           1st Ref. Mtg., Series UU, 6.750%,
                           3/1/2006                                                 1,078,602
      2,000,000            Public Service Electric & Gas Co.,
                           4.000%, 11/1/2008                                        1,983,460
      850,000              Wisconsin Power & Light Co., Note,
                           7.000%, 6/15/2007                                        896,691
                           Total                                                    29,075,961
                           Utility - Natural Gas
                           Distributor--0.0%
      200,000              Michigan Consolidated Gas, 1st Mtg.
                           Bond, Series C, 7.210%, 5/1/2007                         213,272
                           Total Corporate Bonds
                           (identified cost $419,308,187)                           432,843,064
                           Adjustable Rate Mortgages--0.0%
                           Federal National Mortgage
                           Association--0.0%
      93,185               FNMA ARM 681769 1/01/2033                                93,312
                           Government National Mortgage
                           Association--0.0%
      11,568               GNMA2 ARM 80201, 30 Year, 5/20/2028                      11,685
      4,988                GNMA2 ARM 8717, 10/20/2025                               5,056
                           Total                                                    16,741
                           Total Adjustable Rate Mortgages
                           (identified cost $113,267)                               110,053
                           Asset-Backed Securities--0.1%
                           Credit Card--0.1%
      1,500,000            Prime Credit Card Master Trust
                           2000-1, Class A, 6.700%, 10/15/2009                      1,535,640
                           Home Equity Loan--0.0%
      179,374     (1,2)     125 Home Loan Owner Trust 1998-1A,
                           Class B1, 9.260%, 2/15/2029                              181,168
                           Rate Reduction Bond--0.0%
      252,528              California Infrastructure &
                           Economic Development Bank Special
                           Purpose Trust PG&E-1, Class A7,
                           6.420%, 9/25/2008                                        258,369
                           Total Asset-Backed Securities
                           (identified cost $1,927,185)                             1,975,177
                           Common Stocks--0.0%
                           Warrants--0.0%
      4,750                Arcadia Financial Ltd., Warrants                         0
      26                   Computer Associates International,
                           Inc.                                                     704
      189                  Lucent Technologies, Inc., Warrants                      168
                           Total common stocks (identified
                           cost $1,121)                                             872
                           Government Agencies--8.0%
$     715,000              Federal Farm Credit System, 9.200%,
                           8/22/2005                                                735,585
      1,500,000            Federal Farm Credit System, Bond,
                           3.875%, 5/7/2010                                         1,469,685
      1,000,000            Federal Farm Credit System, Bond,
                           4.750%, 12/12/2013                                       1,007,590
      1,500,000            Federal Farm Credit System, Bond,
                           6.030%, 12/29/2010                                       1,626,315
      25,000               Federal Farm Credit System, Medium
                           Term Note, 7.350%, 3/24/2005                             25,075
      650,000              Federal Farm Credit System, Note,
                           Series MTN, 6.380%, 11/27/2006                           679,179
      1,000,000            Federal Farm Credit System, Note,
                           Series MTN, 6.820%, 3/16/2009                            1,098,280
      2,000,000            Federal Home Loan Bank System,
                           Bond, 2.500%, 4/4/2014                                   1,977,220
      1,500,000            Federal Home Loan Bank System,
                           Bond, 2.500%, 6/18/2007                                  1,450,755
      1,000,000            Federal Home Loan Bank System,
                           Bond, 3.750%, 8/15/2008                                  990,370
      100,000              Federal Home Loan Bank System,
                           Bond, 4.000%, 12/19/2011                                 94,994
      200,000              Federal Home Loan Bank System,
                           Bond, 4.220%, 7/30/2010                                  194,994
      150,000              Federal Home Loan Bank System,
                           Bond, 5.000%, 4/15/2014                                  147,264
      200,000              Federal Home Loan Bank System,
                           Bond, 5.125%, 8/13/2013                                  197,936
      1,000,000            Federal Home Loan Bank System,
                           Bond, 5.170%, 2/25/2014                                  990,270
      100,000              Federal Home Loan Bank System,
                           Bond, 6.000%, 6/30/2014                                  100,927
      100,000              Federal Home Loan Bank System,
                           Bond, 6.040%, 2/4/2008                                   105,631
      140,000              Federal Home Loan Bank System,
                           Bond, 7.625%, 5/14/2010                                  161,378
      450,000              Federal Home Loan Bank System,
                           Bond, Series 363, 4.500%, 11/15/2012                     448,205
      400,000              Federal Home Loan Bank System,
                           Bond, Series 5V08, 3.050%,
                           12/30/2008                                               400,136
      150,000              Federal Home Loan Bank System,
                           Bond, Series 6309, 4.000%, 6/22/2009                     147,852
      60,000               Federal Home Loan Bank System,
                           Bond, Series AL09, 5.520%, 1/20/2009                     62,977
      200,000              Federal Home Loan Bank System,
                           Bond, Series EP10, 8.020%, 6/1/2010                      202,562
      1,000,000            Federal Home Loan Bank System,
                           Bond, Series FI11, 6.250%, 3/1/2011                      1,022,630
      200,000              Federal Home Loan Bank System,
                           Bond, Series KS08, 5.665%, 9/11/2008                     210,302
      100,000              Federal Home Loan Bank System,
                           Bond, Series MC08, 5.015%, 10/8/2008                     103,058
      100,000              Federal Home Loan Bank System,
                           Bond, Series PJ08, 5.485%,
                           11/12/2008                                               104,690
      1,500,000            Federal Home Loan Bank System,
                           Bond, Series PR08, 3.170%, 10/2/2008                     1,454,295
      200,000              Federal Home Loan Bank System,
                           Bond, Series PR18, 5.200%, 6/4/2018                      194,762
      350,000              Federal Home Loan Bank System,
                           Bond, Series PS06, 4.450%,
                           11/27/2006                                               354,445
      200,000              Federal Home Loan Bank System,
                           Bond, Series UF05, 4.200%, 4/22/2005                     200,414
      180,000              Federal Home Loan Bank System,
                           Bond, Series VB05, 4.050%, 4/29/2005                     180,378
      200,000              Federal Home Loan Bank System,
                           Bond, Series WL10, 4.000%, 6/4/2010                      193,400
      535,000              Federal Home Loan Bank System,
                           Series NV09, 6.500%, 11/13/2009                          585,638
      200,000              Federal Home Loan Mortgage Corp.,
                           Bond, 4.000%, 3/26/2015                                  195,936
      6,000,000            Federal Home Loan Mortgage Corp.,
                           Note, 2.125%, 11/15/2005                                 5,953,740
      200,000              Federal Home Loan Mortgage Corp.,
                           Note, 4.000%, 12/30/2013                                 185,786
      200,000              Federal Home Loan Mortgage Corp.,
                           Note, 4.100%, 10/19/2009                                 196,982
      100,000              Federal Home Loan Mortgage Corp.,
                           Note, 4.350%, 11/21/2006                                 101,094
      50,000               Federal Home Loan Mortgage Corp.,
                           Note, 4.750%, 12/16/2010                                 49,669
      600,000              Federal Home Loan Mortgage Corp.,
                           Note, 5.500%, 7/15/2006                                  615,354
      1,000,000            Federal Home Loan Mortgage Corp.,
                           Unsecd. Note, 3.500%, 9/15/2007                          991,260
      100,000              Federal Home Loan Mortgage Corp.,
                           Unsecd. Note, 5.000%, 10/24/2014                         97,917
      200,000              Federal Home Loan Mortgage Corp.,
                           Unsecd. Note, 4.000%, 3/28/2012                          200,392
      5,000,000    (3)     Federal National Mortgage
                           Association, 3.250%, 1/15/2008                           4,902,100
      600,000              Federal National Mortgage
                           Association, 3.875%, 3/15/2005                           600,294
      5,780,000            Federal National Mortgage
                           Association, Bond, 6.625%,
                           11/15/2030                                               7,027,555
      26,000,000           Federal National Mortgage
                           Association, Note, 2.150%, 7/28/2006                     25,497,420
      33,250,000           Federal National Mortgage
                           Association, Note, 2.500%, 8/11/2006                     32,743,935
      1,500,000            Federal National Mortgage
                           Association, Note, 3.250%,
                           11/15/2007                                               1,474,920
      1,000,000            Federal National Mortgage
                           Association, Note, 4.250%, 7/15/2007                     1,009,240
      1,250,000            Federal National Mortgage
                           Association, Note, 4.375%,
                           10/15/2006                                               1,264,613
      600,000              Federal National Mortgage
                           Association, Note, 5.000%, 1/15/2007                     613,758
      8,000,000            Federal National Mortgage
                           Association, Note, 5.500%, 2/15/2006                     8,153,040
      1,070,000            Federal National Mortgage
                           Association, Unsecd. Note, 4.000%,
                           10/28/2009                                               1,049,905
      50,000               Housing and Urban Development, U.S.
                           Gov't. Guarantee, Series 99-A,
                           6.330%, 8/1/2013                                         53,049
      1,000,000            Tennessee Valley Authority, Series
                           C, 6.000%, 3/15/2013                                     1,095,200
                           Total Government Agencies
                           (identified cost $114,069,093)                           112,992,351
                           Governments/Agencies--2.8%
                           Sovereign--2.8%
      4,600,000            Austria, Government of, Bond,
                           5.000%, 1/15/2008                                        6,469,180
      800,000              Bundesrepublic Deutschland, Bond,
                           3.750%, 7/4/2013                                         1,073,623
      1,150,000            Canada, Government of, 5.250%,
                           6/1/2012                                                 998,861
      2,800,000            Germany, Government of, 4.750%,
                           7/4/2028                                                 4,039,132
      3,200,000            Germany, Government of, Bond,
                           4.500%, 8/18/2006                                        4,363,452
      270,000,000          Italy, Government of, 0.650%,
                           3/20/2009                                                2,606,634
      3,450,000            Italy, Government of, 4.500%,
                           5/1/2009                                                 4,835,110
      398,000,000          Italy, Government of, Bond, 1.800%,
                           2/23/2010                                                4,029,112
      4,500,000            Italy, Government of, Bond, 5.500%,
                           11/1/2010                                                6,648,610
      3,150,000            Sweden, Government of, Deb.,
                           6.500%, 5/5/2008                                         511,701
      1,200,000            United Kingdom, Government of,
                           Bond, 5.000%, 3/7/2008                                   2,323,878
      250,000              United Kingdom, Government of,
                           Treasury Bill, 5.000%, 3/7/2012                          488,466
      660,000              United Kingdom, Treasury, Gilt,
                           4.500%, 3/7/2007                                         1,262,910
                           Total                                                    39,650,669
                           Total Governments/Agencies
                           (identified cost $32,820,097)                            39,650,669
                           U.S. Treasury--9.0%
                           U.S. Treasury Bonds--6.3%
      36,900,000   (3)     United States Treasury Bond,
                           12.750%, 11/15/2010                                      39,344,625
      1,300,000            United States Treasury Bond,
                           6.250%, 8/15/2023                                        1,532,375
      1,343,000            United States Treasury Bond,
                           6.000%, 2/15/2026                                        1,554,939
      300,000              United States Treasury Bond,
                           6.750%, 8/15/2026                                        378,234
      2,200,000            United States Treasury Bond,
                           6.500%, 11/15/2026                                       2,702,898
      4,935,000            United States Treasury Bond,
                           6.125%, 11/15/2027                                       5,837,167
      8,000,000            United States Treasury Bond,
                           5.500%, 8/15/2028                                        8,798,720
      2,215,000            United States Treasury Bond,
                           5.250%, 11/15/2028                                       2,359,329
      6,000,000    (3)     United States Treasury Bond,
                           6.250%, 5/15/2030                                        7,292,820
      16,815,000   (3)     United States Treasury Bond,
                           5.375%, 2/15/2031                                        18,488,597
                           Total                                                    88,289,704
                           U.S. Treasury Notes--2.7%
      1,000,000            United States Treasury Note,
                           6.500%, 8/15/2005                                        1,016,600
      4,000,000            United States Treasury Note,
                           5.875%, 11/15/2005                                       4,079,680
      5,000,000    (3)     United States Treasury Note,
                           4.250%, 8/15/2014                                        4,956,250
      27,909,000           United States Treasury Inflation
                           Protected Note, Series A-2015,
                           1.625%, 1/15/2015                                        27,730,103
                           Total                                                    37,782,633
                           total u.s. trasury
                           (IDENTIFIED COST $125,315,278)                           126,072,337
                           Mortgage Backed Securities--0.1%
                           Federal National Mortgage
                           Association--0.0%
      58,369               Federal National Mortgage
                           Association, Pool 390900, 7.500%,
                           6/1/2012                                                 61,768
                           Government National Mortgage
                           Association--0.1%
      101,628              Government National Mortgage
                           Association, Pool 412615, 7.500%,
                           6/15/2026                                                110,171
      6,103                Government National Mortgage
                           Association, Pool 432701, 8.000%,
                           6/15/2026                                                6,622
      23,864               Government National Mortgage
                           Association, Pool 433329, 7.500%,
                           12/15/2026                                               25,840
      3,110                Government National Mortgage
                           Association, Pool 433505, 7.500%,
                           4/15/2027                                                3,367
      8,350                Government National Mortgage
                           Association, Pool 444274, 7.500%,
                           1/15/2027                                                9,041
      1,709                Government National Mortgage
                           Association, Pool 446820, 8.000%,
                           8/15/2027                                                1,871
      555,732              Government National Mortgage
                           Association, Pool 456873, 6.500%,
                           5/15/2028                                                586,557
      18,592               Government National Mortgage
                           Association, Pool 460881, 7.000%,
                           7/15/2028                                                19,836
      32,861               Government National Mortgage
                           Association, Pool 468225, 6.500%,
                           9/15/2028                                                34,674
      6,207                Government National Mortgage
                           Association, Pool 571225, 6.500%,
                           10/15/2031                                               6,541
      658,903              Government National Mortgage
                           Association, Pool 615490, 4.500%,
                           8/15/2033                                                641,118
      255,693              Government National Mortgage
                           Association, Pool 780626, 7.000%,
                           8/15/2027                                                273,442
                           Total                                                    1,719,080
                           Total Mortgage Backed Securities
                           (identified cost $1,698,185)                             1,780,848
                           Collateralized Mortgage
                           Obligations--0.7%
                           Federal Home Loan Mortgage
                           Corporation--0.0%
      458,100              Federal Home Loan Mortgage Corp.
                           REMIC 1602 PH, 6.000%, 4/15/2023                         466,835
                           Federal National Mortgage
                           Association--0.0%
      62,190               Federal National Mortgage
                           Association REMIC 1988-16 B,
                           9.500%, 6/25/2018                                        68,342
      21,316               Federal National Mortgage
                           Association REMIC 1989-35 G,
                           9.500%, 7/25/2019                                        23,531
                           Total                                                    91,873
                           Non-Agency Mortgage--0.0%
      20,365       (1)      SMFC Trust Asset-Backed
                           Certificates , 1997-A, Class 4,
                           3.191%, 1/28/2027                                        16,088
                           Structured Product (ABS)--0.7%
      9,606,150            Morgan Stanley Capital, Inc.
                           2004-T13, Class A1, 2.850%,
                           9/13/2045                                                9,311,531
                           Total Collateralized Mortgage
                           Obligations (identified cost
                           $10,199,761)                                             9,886,327
                           Preferred Stock--0.1%
                           Financial Institution -
                           Banking--0.1%
      21,000               Citigroup, Inc., Cumulative Pfd.,
                           Series F
                           (IDENTIFIED COST $1,003,086)                             1,118,907
                           Municipal Bonds--0.1%
$                          Consumer Cyclical - Services--0.1%
      725,000              Harvard University, Revenue Bonds,
                           8.125% Bonds, 4/15/2007
                           (IDENTIFIED COST $756,219)                               787,278
                           Mutual Funds--39.6%(4)
      3,224,111            Emerging Markets Fixed Income Core
                           Fund                                                     53,658,723
      14,398,422           High Yield Bond Portfolio                                101,940,822
      39,833,953           Federated Mortgage Core Portfolio                        402,322,930
                           Total Mutual funds
                           (identified cost $545,908,788)                           557,922,475
                           Repurchase Agreement--13.7%
$     74,937,000           Interest in $1,000,000,000 joint
                           repurchase agreement with
                           Westdeutsche Landesbank
                           Gironzentrale Inc., 2.640%, dated
                           2/28/2005 to be repurchased at
                           $74,942,495 on 3/1/2005,
                           collateralized by U.S. Government
                           Agency Obligations with various
                           maturities to 11/1/2043, collateral
                           market value $1,030,000,000 (held
                           as collateral for securities
                           lending)                                                 74,937,000
      118,614,000          Interest in $2,000,000,000 joint
                           repurchase agreement with Barclays
                           Capital, Inc., 2.640%, dated
                           2/28/2005 to be repurchased at
                           $118,622,698 on 3/1/2005,
                           collateralized by U.S. Government
                           Agency Obligations with various
                           maturities to 11/15/2030,
                           collateral market value
                           $2,040,000,470                                           118,614,000
                           Total repurchasing agreements (AT
                           AMORTIZED COST)                                          193,551,000
                           Total Investments--104.9%
                            (identified cost $1,446,671,267)(5)                     1,478,691,358
                           OTHER ASSETS AND LIABILITIES - NET
                           -(4.9)%                                                  (68,684,339)
                           TOTAL NET ASETS--100%                                 $   1,410,007,019


1 Denotes a restricted security, including securities purchased under the Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $35,627,522 which represents 2.5% of total net assets.

2    Denotes a restricted  security,  including  securities purchased under Rule
     144A that have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"). At February 28, 2005, these securities amounted to $35,611,434 which represents 2.5% of total net assets.
     Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at February 28, 2005 is as follows:


        Security                                        Acquisition Date    Acquisition Cost

        First Energy Corp., 5.50%,                      11/15/2006           6/23/2004
        $1,023,507

        SMFC Trust Asset-Backed Certificates,
        1997-A, Class 4, 3.191%, 1/28/2027              2/4/1998            $18,471

3    Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers. As of February 28, 2005, securities subject to this type of arrangement and related collateral were as follows:


       Market Value of Securities Loaned     Market Value of Collateral
       $71,074,412                           $74,937,000


4    Affiliated companies.

5    The cost of investments for federal tax purposes amounts to $1,446,958,705.
     The net unrealized appreciation of investments for federal tax purposes was
     $31,732,653.  This consists of net unrealized appreciation from investments for those  securitites  having an excess of value over cost of  $40,671,661 and net  unrealized  depreciaiton  from  investments  for those  securities having an excess of cost over value of $8,939,008.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core
Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400. The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Deleware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the Portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The following acronyms are used throughout this portfolio:
FNMA        --Federal National Mortgage Association
MTN         --Medium Term Note
REMIC       --Real Estate Mortgage Investment Conduit





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005